Business Acquisition - Allocation of Purchase Price for Acquisition (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Dec. 01, 2020 CNY (¥)	Nov. 29, 2019 CNY (¥)	Jul. 09, 2019 CNY (¥)	Jul. 01, 2019 CNY (¥)	Nov. 01, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Goodwill						¥ 2,083,151	¥ 2,055,922		$ 319,257
Trademark
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets						5 years 4 months 24 days
Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets						2 years 2 months 12 days
Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets						7 years
Shandong Zengyu
Business Acquisition [Line Items]
Prepaid expenses and other current assets					¥ 37,169
Property, plant and equipment, net					1,241
Rental deposits					290
Deferred revenue					(35,534)
Accrued expenses and other current liabilities					(2,219)
Deferred tax liabilities					(1,675)
Goodwill					71,028
Total					¥ 77,000
Shandong Zengyu | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net					3 years
Shandong Zengyu | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net					5 years
Shandong Zengyu | Student Base
Business Acquisition [Line Items]
Intangible assets					¥ 6,700
Depreciation or amortization period, intangible assets					2 years 2 months 12 days
Other 2018 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents								¥ 54
Prepaid expenses and other current assets								8,504
Restricted cash								200
Deferred revenue								(8,704)
Accrued expenses and other current liabilities								(769)
Deferred tax liabilities								(275)
Goodwill								19,876
Total								19,986
Other 2018 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets								¥ 1,100
Depreciation or amortization period, intangible assets								3 years 6 months
Beijing Xiaoze
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 20,057
Inventories				1,508
Prepaid expenses and other current assets				52,596
Property, plant and equipment, net				205
Operating lease right-of-use assets				63,652
Deferred revenue				(108,406)
Operating lease liabilities				(58,621)
Accrued expenses and other current liabilities				(1,392)
Deferred tax liabilities				(10,925)
Goodwill				167,626
Total				¥ 170,000
Beijing Xiaoze | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net				3 years
Beijing Xiaoze | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net				5 years
Beijing Xiaoze | Trademark
Business Acquisition [Line Items]
Intangible assets				¥ 43,700
Depreciation or amortization period, intangible assets				Indefinite
Xi'an Intest
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 22,245
Prepaid expenses and other current assets			47
Property, plant and equipment, net			2,074
Operating lease right-of-use assets			45,269
Rental deposits			464
Deferred revenue			(45,581)
Operating lease liabilities			(41,469)
Accrued expenses and other current liabilities			(6,072)
Deferred tax liabilities			(3,925)
Goodwill			124,248
Total			¥ 113,000
Xi'an Intest | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net			3 years
Xi'an Intest | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net			5 years
Xi'an Intest | Student Base
Business Acquisition [Line Items]
Intangible assets			¥ 15,700
Depreciation or amortization period, intangible assets			3 years 6 months
Dalian Keyuan
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 8,223
Prepaid expenses and other current assets		64,330
Property, plant and equipment, net		1,204
Operating lease right-of-use assets		37,780
Rental deposits		931
Deferred revenue		(67,415)
Bank borrowing		(4,500)
Operating lease liabilities		(32,333)
Accrued expenses and other current liabilities		(6,280)
Deferred tax liabilities		(3,150)
Goodwill		160,560
Total		¥ 171,950
Dalian Keyuan | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net		3 years
Dalian Keyuan | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net		5 years
Dalian Keyuan | Student Base
Business Acquisition [Line Items]
Intangible assets		¥ 12,600
Depreciation or amortization period, intangible assets		4 years 1 month 6 days
Other 2019 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents							14,329
Prepaid expenses and other current assets							105,367
Restricted cash							1,951
Property, plant and equipment, net							1,990
Operating lease right-of-use assets							69,970
Rental deposits							1,155
Deferred revenue							(148,484)
Operating lease liabilities							(62,772)
Accrued expenses and other current liabilities							(6,595)
Deferred tax liabilities							(2,125)
Goodwill							359,671
Total							¥ 342,957
Other 2019 Acquirees | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net							3 years
Other 2019 Acquirees | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net							5 years
Other 2019 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets							¥ 8,500
Other 2019 Acquirees | Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							2 years 7 months 6 days
Other 2019 Acquirees | Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							3 years 7 months 6 days
Zhengzhou Youshili
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 1,420
Inventories	168
Prepaid expenses and other current assets	33,683
Property, plant and equipment, net	52
Operating lease right-of-use assets	23,413
Rental deposits	558
Deferred revenue	(36,682)
Operating lease liabilities	(21,925)
Accrued expenses and other current liabilities	(655)
Deferred tax liabilities	(900)
Goodwill	47,574
Total	¥ 50,306
Zhengzhou Youshili | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net	3 years
Zhengzhou Youshili | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net	5 years
Zhengzhou Youshili | Student Base
Business Acquisition [Line Items]
Intangible assets	¥ 3,600
Depreciation or amortization period, intangible assets	4 years 1 month 6 days